OPERATING LEASES - Operating lease related assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OPERATING LEASES
Right-of-use assets	$ 1,992	$ 2,627
Operating lease liabilities - current	1,078	1,485
Operating lease liabilities - non-current	860	1,063
Total operating lease liabilities	$ 1,938	$ 2,548